Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended		96 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.36	$ 0.36
Average number of shares eligible for dividend	446,267	443,386
Total dividends paid	$ 129,987	$ 132,915	$ 1,078,000
Shares issued under the DRIP	$ 1,262	$ 1,461
Cash percentage	81.00%	83.00%
DRIP percentage	19.00%	17.00%
Total dividends paid percentage	100.00%	100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 160,656	$ 159,619
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	129,986	132,915
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 30,670	$ 26,704